Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	InfuSystem Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35020
Entity Tax Identification Number	20-3341405
Entity Address, Address Line One	3851 West Hamlin Road
Entity Address, City or Town	Rochester Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48309
City Area Code	248
Local Phone Number	291-1210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	INFU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001337013
Amendment Flag	false